Equity - Transactions related to capital reduction (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Line Items]
Purchase of treasury shares	€ 0	€ 24	€ 757
Reduction of treasury shares	15,100,000
Cancellation of treasury shares	€ 566
Treasury shares transactions [Member]
Equity [Line Items]
Shares acquired	12,964,445	2,938,248	41,489,816
Average market price	€ 37.25	€ 36.61	€ 36.22
Purchase of treasury shares	€ 483	€ 108	€ 1,503
Reduction of treasury shares	15,134,054	8,758,455	33,500,000
Cancellation of treasury shares	€ 566	€ 299	€ 1,216
Shares in treasury, at the end of the period		2,169,609	7,989,816
Total cost		€ 83	€ 287